Total Capital and Net Income Per Common Unit	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Total Capital and Net Income Per Common Unit
Total Capital and Net Income Per Common Unit
As at December 31, 2019, a total of 67.5% of the Partnership's common units outstanding were held by the public. The remaining common units, as well as the 2% general partner interest, were held by subsidiaries of Teekay Corporation. All of the Partnership's outstanding Series A Cumulative Redeemable Perpetual Preferred Units (or the Series A Preferred Units) and Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units (or the Series B Preferred Units) are held by the public.
Limited Partners’ Rights
Significant rights of the Partnership’s limited partners include the following:

•
Right of common unitholders to receive distribution of Available Cash (as defined in the partnership agreement and which takes into account cash reserves for, among other things, future capital expenditures and future credit needs of the Partnership) within approximately 45 days after the end of each quarter.

•
No limited partner shall have any management power over the Partnership’s business and affairs; the General Partner is responsible for the conduct, directions and management of the Partnership’s activities.

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The General Partner may be removed if such removal is approved by common unitholders holding at least 66-2/3% of the outstanding units voting as a single class, including units held by the General Partner and its affiliates.

Incentive Distribution Rights
The General Partner is entitled to incentive distributions if the amount the Partnership distributes to common unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.4125	98%	2%
Up to $0.4625	98%	2%
Above $0.4625 up to $0.5375	85%	15%
Above $0.5375 up to $0.6500	75%	25%
Above $0.6500	50%	50%

During 2019, 2018, and 2017, the quarterly cash distributions were below $0.4625 per common unit and, consequently, the assumed distribution of net income was based on the limited partners' and General Partner’s ownership percentage for the purposes of the net income per common unit calculation.

In the event of a liquidation, all property and cash in excess of that required to discharge all liabilities and liquidation amounts on the Series A Preferred Units and Series B Preferred Units will be distributed to the common unitholders and the General Partner in proportion to their capital account balances, as adjusted to reflect any gain or loss upon the sale or other disposition of the Partnership’s assets in liquidation in accordance with the partnership agreement.
Net Income Per Common Unit
Limited partners' interest in net income per common unit is determined by dividing net income, after deducting the amount of net income attributable to the non-controlling interests, the General Partner’s interest and the distributions on the Series A and Series B Preferred Units by the weighted-average number of common units outstanding during the period. The distributions payable on the Series A and Series B Preferred Units for the year ended December 31, 2019 were $25.7 million (December 31, 2018 – $25.7 million, December 31, 2017 – $14.0 million).

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Limited partners' interest in net income for basic net income per common unit	124,546	2,615	19,586
Weighted average number of common units	78,177,189	79,672,435	79,617,778
Dilutive effect of unit-based compensation	91,223	169,893	173,263
Common units and common unit equivalents	78,268,412	79,842,328	79,791,041
Limited partner's interest in net income per common unit:
Basic	1.59	0.03	0.25
Diluted	1.59	0.03	0.25

The General Partner’s and common unitholders’ interests in net income are calculated as if all net income was distributed according to the terms of the Partnership’s partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves determined by the Partnership’s Board of Directors to provide for the proper conduct of the Partnership’s business, including reserves for maintenance and replacement capital expenditure and anticipated credit needs. In addition, the General Partner is entitled to incentive distributions if the amount the Partnership distributes to common unitholders with respect to any quarter exceeds specified target levels. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation gains (losses).

Pursuant to the Partnership agreement, allocations to partners are made on a quarterly basis.
Equity Offerings
The following table summarizes the issuances of common and preferred units over the three years ended December 31, 2019:

Date	Units Issued	Type of Units	Offering Price per Unit	Gross Proceeds(i) $	Net Proceeds $	Teekay Corporation’s Ownership After the Offering(ii)	Use of Proceeds
October 2017 Public Offering (iii)	6,800,000	Preferred	$25.00	170,000	164,411	33.02%	General partnership purposes, including debt repayments and funding newbuilding installments

(i)	Including the General Partner’s proportionate capital contribution.

(ii)	Including Teekay Corporation’s indirect general partner interest relating to common unit offerings.

(iii)
On October 23, 2017, the Partnership issued Series B Preferred Units having a distribution rate of 8.5% per annum of the stated liquidation preference of $25.00 per unit up to October 15, 2027, at which point the rate moves to a floating rate equal to three-month LIBOR plus a margin of 6.241%. At any time on or after October 15, 2027, the Partnership may redeem the Series B Preferred Units, in whole or in part, at a redemption price of $25.00 per unit plus all accumulated and unpaid distributions thereon to the date of redemption, whether or not declared.

Common Unit Repurchases
In December 2018, the Partnership announced that its Board of Directors had authorized a common unit repurchase program for the repurchase of up to $100 million of the Partnership's common units. The following table summarizes the common units repurchases during the years ended December 31, 2019 and 2018:

Year ended December 31,	Units repurchased	Average price paid per unit	Total cost (1) $
2019	1,934,569	$13.03	25,214,331
2018	326,780	$11.35	3,710,280
Total	2,261,349	$12.79	28,924,611
(1)
Excludes the repurchase cost of the associated general partner interest